 As filed with the Securities and Exchange Commission on December 9, 1996
                                       Securities Act Registration No. 33-22363
                               Investment Company Act Registration No. 811-5594
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  -----------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [_]

                          PRE-EFFECTIVE AMENDMENT NO.                  [_]

                     POST-EFFECTIVE AMENDMENT NO. 14                   [X]
                                    AND/OR
                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                 [_]


                             AMENDMENT NO. 16                          [X]
                       (Check appropriate box or boxes)

                                  -----------

                   PRUDENTIAL STRUCTURED MATURITY FUND, INC.
              (Exact name of registrant as specified in charter)

                           GATEWAY CENTER THREE

                         NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 367-7530

                              S. JANE ROSE, ESQ.

                           GATEWAY CENTER THREE

                         NEWARK, NEW JERSEY 07102
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                  AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                           (CHECK APPROPRIATE BOX):
                      [_] immediately upon filing pursuant to paragraph (b)

                      [X] on December 16, 1996 pursuant to paragraph (b)
                      [_] 60 days after filing pursuant to paragraph (a)(1)
                      [_] on (date) pursuant to paragraph (a)(1)
                      [_] 75 days after filing pursuant to paragraph (a)(2)
                      [_] on (date) pursuant to paragraph (a)(2) of rule
                          485.
                      If appropriate, check the following box:
                      [_] this post-effective amendment designates a new
                          effective date for a previously filed post-effective amendment

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of its Common Stock, par value $.01 per share. The Registrant filed a notice for its fiscal year ended December 31, 1995 on February 26, 1996.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                             LOCATION
-------------                             --------
PART A
Item  1.  Cover Page....................  Cover Page
Item  2.  Synopsis......................  Fund Expenses; Fund Highlights
Item  3.  Condensed Financial Informa-    Fund Expenses; Financial Highlights;
 tion...................................  How the Fund Calculates Performance
Item  4.  General Description of Regis-   Cover Page; Fund Highlights; How the
 trant..................................  Fund Invests; General Information
Item  5.  Management of the Fund........  Financial Highlights; How the Fund is
                                          Managed
Item  5A. Management's Discus-
 sion of Fund Performance...............  Financial Highlights
Item  6.  Capital Stock and Other Secu-   Taxes, Dividends and Distributions;
 rities.................................  General Information
Item  7.  Purchase of Securities Being    Shareholder Guide; How the Fund Values
 Offered................................  its Shares
Item  8.  Redemption or Repurchase......  Shareholder Guide; How the Fund Values
                                          its Shares
Item  9.  Pending Legal Proceedings.....  Not Applicable

PART B

Item 10.  Cover Page....................  Cover Page
Item 11.  Table of Contents.............  Table of Contents
Item 12.  General Information and Histo-
 ry.....................................  General Information
Item 13.  Investment Objectives and Pol-  Investment Objective and Policies;
 icies..................................  Investment Restrictions
Item 14.  Management of the Fund........  Directors and Officers; Manager;
                                          Distributor
Item 15.  Control Persons and Principal
 Holders of Securities..................  Not Applicable
Item 16.  Investment Advisory and Other
 Services...............................  Manager; Distributor; Custodian,
                                          Transfer and Dividend Disbursing Agent
                                          and Independent Accountants
Item 17.  Brokerage Allocation and Other
 Practices..............................  Portfolio Transactions
Item 18.  Capital Stock and Other Secu-
 rities.................................  Not Applicable
Item 19.  Purchase, Redemption and Pric-  Purchase and Redemption of Fund
 ing of Securities Being Offered........  Shares; Shareholder Investment
                                          Account; Net Asset Value
Item 20.  Tax Status....................  Taxes
Item 21.  Underwriters..................  Distributor
Item 22.  Calculation of Performance Da-
 ta.....................................  Performance Information
Item 23.  Financial Statements..........  Financial Statements

PART C

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

  The Prospectus of the Income Portfolio of Prudential Structured Maturity Fund, Inc. dated March 1, 1996 is incorporated by reference in its entirety to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-22363) filed on February 28, 1996. The Statement of Additional Information of Prudential Structured Maturity Fund, Inc. dated March 1, 1996 is incorporated by reference in its entirety to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-22363) filed on February 28, 1996.

  This Post-Effective Amendment to the Registration Statement is not intended to amend the Prospectus or Statement of Additional Information referred to above, except as noted, each of which shall remain in full force and effect.

PRUDENTIAL STRUCTURED MATURITY FUND, INC. (INCOME PORTFOLIO)

(CLASS Z SHARES)

-------------------------------------------------------------------------------

PROSPECTUS DATED DECEMBER 16, 1996

-------------------------------------------------------------------------------

Prudential Structured Maturity Fund, Inc. (the Fund), Income Portfolio (the Portfolio), is one of two separate portfolios of an open-end, management investment company, or mutual fund. The Portfolio's investment objective is high current income consistent with the preservation of principal. The Portfolio seeks to achieve its objective primarily through structuring its portfolio by utilizing a "laddered" maturity strategy. The Portfolio invests primarily in investment grade corporate debt securities and in obligations of the U.S. Government, its agencies and instrumentalities with maturities of six years or less. These securities are allocated by maturity among six annual maturity categories ranging from one year or less to between five and six years with each category representing approximately one-sixth of the Portfolio's assets. As the securities in each annual category mature or as new investments are made in the Portfolio, the proceeds will be invested to maintain the balance of investments among the six annual maturity categories. The Portfolio may also engage in various hedging and return enhancement strategies, including derivative transactions. There can be no assurance that the Portfolio's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is Gateway Center Three, Newark, New Jersey 07102, and its telephone number is (800) 225-1852.

-------------------------------------------------------------------------------

Class Z shares are offered exclusively for sale to a limited group of investors. Only Class Z shares are offered through this Prospectus. The Portfolio also offers Class A, Class B and Class C shares through the attached Prospectus dated March 1, 1996 (the Retail Class Prospectus), which is a part hereof.

-------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund and the Income Portfolio that a prospective investor should know before investing. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated March 1, 1996, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund, at the address or telephone number noted above.

-------------------------------------------------------------------------------

Investors are advised to read this Prospectus and retain it for future reference.

-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

                            (INCOME PORTFOLIO)

                                                              CLASS Z SHARES
                                                              --------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases..................        None
  Maximum Deferred Sales Load .............................        None
  Maximum Sales Load Imposed on Reinvested Dividends.......        None
  Redemption Fees..........................................        None
  Exchange Fee.............................................        None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)                       CLASS Z SHARES
                                                            ----------------
  Management Fees..........................................         .40%
  12b-1 Fees...............................................        None
  Other Expenses...........................................         .32%
                                                                    ---
  Total Fund Operating Expenses............................         .72%
                                                                    ===

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE                                         ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5%  annual re-
turn and (2) redemption at the end of each
time period:
  Class Z.....................................    $7     $23     $40     $89

The above example is based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended December 31, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Portfolio will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Portfolio, such as Directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.

 THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

 Prudential Securities Incorporated (Prudential Securities) serves as the Distributor of Class Z shares and incurs the expenses of distributing the Portfolio's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Portfolio.

 THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND DISTRIBUTIONS-- TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

 The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of any class of the Fund's shares for any other class of its shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

 THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

 Class Z shares of the Fund are available for purchase by the following categories of investors:

 (i) pension, profit-sharing or other employee benefit plans qualified under
Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program sponsored by Prudential Securities or its affiliates which includes mutual funds as investment options and for which the Fund is an available option; and (iii) investors who were, or executed a letter of intent to become, shareholders of any series of Prudential Dryden Fund (formerly The Prudential Institutional Fund (Dryden Fund)) on or before one or more series of Dryden Fund reorganized or who on that date had investments in certain products for which Dryden Fund provided exchangeability. After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

 In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee based on a percentage of the net asset value of shares sold by such persons.

 THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

 Class Z shareholders of the Portfolio may exchange their Class Z shares for Class Z shares of other Prudential Mutual Funds on the basis of relative net asset value. Shareholders who qualify to purchase Class Z shares (other than participants in any fee-based program) will have their Class B and Class C shares which are not subject to contingent deferred sales charges and their Class A shares exchanged for Class Z shares on a quarterly basis. Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at net asset value. See "Shareholder Guide--How to Exchange Your Shares--Special Exchange Privilege."

 THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those con-tained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
FUND HIGHLIGHTS............................................................   2
 Risk Factors and Special Characteristics..................................   2
FUND EXPENSES..............................................................   4
FINANCIAL HIGHLIGHTS.......................................................   5
HOW THE FUND INVESTS.......................................................   8
 Investment Objective and Policies.........................................   8
 Hedging and Return Enhancement Strategies.................................  13
 Other Investments and Policies............................................  14
 Investment Restrictions...................................................  16
HOW THE FUND IS MANAGED....................................................  17
 Manager...................................................................  17
 Distributor...............................................................  17
 Portfolio Transactions....................................................  19
 Custodian and Transfer and Dividend Disbursing Agent......................  19
HOW THE FUND VALUES ITS SHARES.............................................  20
HOW THE FUND CALCULATES PERFORMANCE........................................  20
TAXES, DIVIDENDS AND DISTRIBUTIONS.........................................  21
GENERAL INFORMATION........................................................  22
 Description of Common Stock...............................................  22
 Additional Information....................................................  23
SHAREHOLDER GUIDE..........................................................  23
 How to Buy Shares of the Fund.............................................  23
 Alternative Purchase Plan.................................................  24
 How to Sell Your Shares...................................................  27
 Conversion Feature--Class B Shares........................................  30
 How to Exchange Your Shares...............................................  30
 Shareholder Services......................................................  32
DESCRIPTION OF SECURITY RATINGS............................................ A-1
THE PRUDENTIAL MUTUAL FUND FAMILY.......................................... B-1

-------------------------------------------------------------------------------

MF 140Z                                                            444131D


CUSIP No.:  Class Z: 743924-

   Prudential Structured
   Maturity Fund, Inc.


   (Income Portfolio)

   (Class Z Shares)


Prudential Mutual Funds
Building Your Future     [LOGO]
On Our Strength/(SM)/

 PROSPECTUS

DECEMBER 16, 1996

                 PRUDENTIAL STRUCTURED MATURITY FUND, INC.
                          (INCOME PORTFOLIO)

                  Supplement dated December 16, 1996 to

                      Prospectus dated March 1, 1996

 THE FOLLOWING INFORMATION SUPPLEMENTS "FINANCIAL HIGHLIGHTS" IN THE
PROSPECTUS:

                           FINANCIAL HIGHLIGHTS

             (for a share outstanding throughout the period indicated)
                   (Class A, Class B and Class C shares)

 The following financial highlights for Class A, Class B and Class C shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A, Class B and Class C share of common stock, respectively, outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements. No Class Z shares were outstanding during the indicated period.

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1996
                                                      (UNAUDITED)
                                            --------------------------------
                                            CLASS A     CLASS B      CLASS C
                                            -------     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......  $ 11.63     $  11.63     $11.63
                                            -------     --------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................      .36          .33        .33
Net realized and unrealized gain (loss) on
 investment transactions..................     (.36)        (.36)      (.36)
                                            -------     --------     ------
 Total from investment operations.........      --          (.03)      (.03)
                                            -------     --------     ------
LESS DISTRIBUTIONS:
Dividends from net investment income......     (.36)        (.33)      (.33)
Distributions in excess of net investment
 income...................................      --           --         --
Distributions from net realized gains.....      --           --         --
 Total distributions......................     (.36)        (.33)      (.33)
                                            -------     --------     ------
Net asset value, end of period............  $ 11.27     $  11.27     $11.27
                                            =======     ========     ======
TOTAL RETURN(a): .........................    (0.07)%      (0.38)%    (0.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........  $80,731     $103,566     $1,238
Average net assets (000)..................  $84,898     $112,357     $1,180
Ratios to average net assets:
 Expenses, including distribution fees....      .86%(b)     1.51%(b)   1.51%(b)
 Expenses, excluding distribution fees....      .76%(b)      .76%(b)    .76%(b)
 Net investment income....................     6.42%(b)     5.77%(b)   5.77%(b)
Portfolio turnover........................       77%          77%        77%

-------

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.

(b) Annualized.

 THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK" IN THE PROSPECTUS:

 The Fund is authorized to offer 500 million shares of common stock, $.01 par value per share, divided into four classes for each Portfolio, designated Class A, Class B, Class C and Class Z shares, each of which consists of 62,500,000 authorized shares. Each class represents an interest in the same assets of the Portfolio and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. For more information about Class Z shares, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes of shares within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. Currently, the Portfolio is offering four classes designated Class A, Class B, Class C and Class Z shares.

 THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND CALCULATES PERFORMANCE" IN THE PROSPECTUS:

 The Fund may include comparative performance information in advertising or marketing the Portfolio's shares. The Fund may include performance information about each of the Portfolio's classes and is no longer required to include performance data for all classes of shares in any advertisement or other information including performance data of the Portfolio. See "How the Fund Calculates Performance."

MF 140C-1(12/16/96)

                PRUDENTIAL STRUCTURED MATURITY FUND, INC.

                  Supplement dated December 16, 1996 to

                Statement of Additional Information dated

                              March 1, 1996

  THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  As of December 16, 1996, Prudential Mutual Fund Management LLC, located at Gateway Center Three, Newark, NJ 07102, owned all of the Fund's outstanding Class Z shares and therefore controlled the Fund's Class Z shares.

  THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Prudential Securities Incorporated serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.

  THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are offered to a limited group of investors at net asset value without any sales charges. See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus of the Income Portfolio.

  Each class represents an interest in the same assets of the Portfolio and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "Distributor" and "Shareholder Investment Account--Exchange Privilege."

  SPECIMEN PRICE MAKE-UP

  Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 3.25% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the net asset value at June 30, 1996, the maximum offering price of the shares of the Income Portfolio is as follows:

CLASS A
Net asset value and redemption price per Class A share..................  $11.27
Maximum sales charge (5% of offering price).............................     .38
                                                                          ------
Offering price to public................................................  $11.65
                                                                          ======
CLASS B
Net asset value, offering price and redemption price per Class B share*.  $11.27
                                                                          ======
CLASS C
Net asset value, offering price and redemption price per Class C share*.  $11.27
                                                                          ======
CLASS Z
Net asset value, offering price and redemption price per Class Z share**................................................................  $11.27
                                                                          ======

-------

 * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.

**Class Z shares did not exist at June 30, 1996.

  THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT-- EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential Mutual Funds.

MF140C-2(12/16/96)

COMMENTARY ON PRESENTATION OF PORTFOLIO OF INVESTMENTS:
The Portfolio of Investments, following hereto, is presented in a "laddered" maturity structure. The Income Portfolio invests in investment grade corporate debt securities and in obligations of the U.S. Government, its agencies and instrumentalities with maturities of six years or less. These securities are categorized within six annual maturity categories.
--------------------------------------------------------------------------------
Portfolio of Investments as of
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description                  Value (Note 1)
---------------------------------------------------------------------
5-6 YEARS--17.5%
Ba1           $   7,250    Tele Communications, Inc.,
                           (Media)
                           7.35%, 8/27/01               $   7,233,470
                 23,800    United States Treasury
                           Note,
                           7.875%, 8/15/01                 25,213,006
                                                        -------------
                                                           32,446,476
---------------------------------------------------------------------
4-5 YEARS--15.2%
B1                  500    Republic of Argentina,
                           (Foreign Government)
                           9.25%, 2/23/01                     479,375
Aa3               5,000    Associates Corporation of
                           North America,
                           (Financial Services)
                           6.625%, 5/15/01                  4,942,000
Ba1               5,000    Federated Department
                           Stores,
                           Inc.,
                           (Retail)
                           10.00%, 2/15/01                  5,262,500
Ba2              10,000    Paramount Communications,
                           Inc.,
                           (Media)
                           5.875%, 7/15/00                  9,510,800
                           United States Treasury
                           Notes,
                  2,000    6.25%, 4/30/01                   1,980,940
                  6,000    6.50%, 5/31/01                   6,002,820
                                                        -------------
                                                           28,178,435
---------------------------------------------------------------------
3-4 YEARS--16.0%
NR                2,000    Banco de Comercio,
                           (Banking) (Colombia)
                           8.625%, 6/2/00                   2,035,000
Baa3              7,500    News America Holdings,
                           Inc.,
                           (Media)
                           7.45%, 6/1/00                    7,607,775
Baa3              3,000    Republic of Colombia,
                           (Foreign Government)
                           8.75%, 10/6/99                   3,063,750

PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description                  Value (Note 1)
---------------------------------------------------------------------


Ba1           $  10,000    Time Warner, Inc.,
                           (Media)
                           7.95%, 2/1/00                $  10,215,000
                  6,500    United States Treasury
                           Note,
                           7.75%, 12/31/99                  6,772,155
                                                        -------------
                                                           29,693,680
---------------------------------------------------------------------
2-3 YEARS--17.9%
Baa3              5,500    Capital One Bank,
                           (Banking)
                           6.90%, 4/15/99                   5,500,000
Baa2              3,000    Crane Co.,
                           (Industrial Services)
                           7.25%, 6/15/99                   3,006,540
Baa2              1,000    Federal Express Corp.,
                           (Consumer Services)
                           10.05%, 6/15/99                  1,073,420
A3                6,500    Kansallis-Osake-Pankki
                           Bank,
                           (Banking) (Finland)
                           9.75%, 12/15/98                  6,939,920
NR                3,000    National Bank of Romania,
                           (Banking) (Romania)
                           9.75%, 6/25/99                   3,030,000
Baa1              9,600    Salomon, Inc.,
                           (Financial Services)
                           7.00%, 5/15/99                   9,604,896
A2                4,000    Sears Roebuck Acceptance
                           Corporation,
                           (Financial Services)
                           6.38%, 2/16/99                   3,982,200
                                                        -------------
                                                           33,136,976
---------------------------------------------------------------------
1-2 YEARS--16.9%
NR                3,000    Banco Ganadero S.A.,
                           (Banking) (Colombia)
                           9.75%, 8/26/97                   3,116,250
A2                2,000    Bank One Credit Card
                           Trust,
                           (Asset Backed)
                           (Average Life 1.3 years)
                           7.75%, 12/15/99                  2,036,240

---------------------------------------------------------------------
4                                  See Notes to Financial Statements.

Portfolio of Investments as of
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description                  Value (Note 1)
---------------------------------------------------------------------
1-2 YEARS (cont'd.)
Baa2          $   5,000    Comdisco, Inc.,
                           (Leasing)
                           7.25%, 4/15/98               $   5,060,250
Baa3              6,500    Enterprise Rent A Car
                           Finance Co.,
                           (Financial Services)
                           7.875%, 3/15/98                  6,660,290
Baa2              2,100    Finova Financial Corp.,
                           (Industrial Finance)
                           9.67%, 7/1/97                    2,162,181
A3                2,000    General Motors Acceptance
                           Corp.,
                           (Financial Services)
                           7.50%, 11/4/97                   2,034,480
Baa2              4,200    Transco Energy Co.,
                           (Utilities)
                           9.125%, 5/1/98                   4,364,598
                  6,000    United States Treasury
                           Note,
                           6.00%, 5/31/98                   5,986,860
                                                        -------------
                                                           31,421,149
---------------------------------------------------------------------
WITHIN 1 YEAR--15.0%
Baa2             10,000    Advanta Corp.,
                           (Consumer Finance)
                           6.24%, 2/7/97                   10,000,300
Baa3              2,500    Capital One Bank,
                           (Banking)
                           8.625%, 1/15/97                  2,531,825
A3                1,600    Chrysler Financial Corp.,
                           (Financial Services)
                           5.39%, 8/27/96                   1,599,040
Baa2              1,500    Comdisco, Inc.,
                           (Leasing)
                           9.75%, 1/15/97                   1,528,425
A2                2,195    Grand Metropolitan
                           Investment Corp.,
                           (Industrial Finance)
                           8.125%, 8/15/96                  2,199,939
A3                3,500    Potomac Capital Investment
                           Corp.,
                           (Financial Services)
                           6.19%, 4/28/97                   3,491,740

PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description                  Value (Note 1)
---------------------------------------------------------------------
A2            $   2,000    TransAmerica Finance
                           Corp.,
                           (Financial Services)
                            5.85%, 7/15/96               $   1,999,960

                  4,576    Joint Repurchase Agreement
                           Account,
                           5.46%, 7/1/96                    4,576,000
                                                        -------------
                                                           27,927,229
---------------------------------------------------------------------
Total Investments--98.5%
                           (cost $184,358,138; Note
                           4)                             182,803,945
                           Other assets in excess of
                           liabilities--1.5%                2,731,464
                                                        -------------
                           Net Assets--100%             $ 185,535,409
                                                        -------------
                                                        -------------

------------------
NR-Not Rated.
The industry classification of portfolio holdings and other net assets shown as a percentage of net assets as of June 30, 1996 were as follows:
U.S. Treasury Notes...................................   24.7%
Financial Services....................................   18.5
Media.................................................   18.6
Banking...............................................   12.5
Consumer Finance......................................    5.4
Leasing...............................................    3.6
Retail................................................    2.8
Industrial Finance....................................    2.4
Utilities.............................................    2.4
Repurchase Agreement..................................    2.4
Foreign Government....................................    1.9
Industrial Services...................................    1.6
Asset Backed..........................................    1.1
Consumer Services.....................................     .6
Other assets in excess of liabilities.................    1.5
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----

---------------------------------------------------------------------
See Notes to Financial Statements.                                  5

                                                                                           PRUDENTIAL STRUCTURED MATURITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                            INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

ASSETS                                                                                                           JUNE 30, 1996
                                                                                                                 -------------
Investments, at value (cost $184,358,138)...................................................................      $182,803,945
Cash........................................................................................................             1,128
Interest receivable.........................................................................................         4,127,582
Receivable for Fund shares sold.............................................................................            91,148
Deferred expenses and other assets..........................................................................             6,765
                                                                                                                  -------------
   Total assets.............................................................................................       187,030,568
                                                                                                                  -------------
LIABILITIES
Payable for Fund shares reacquired..........................................................................           912,490
Dividends payable...........................................................................................           306,519
Accrued expenses............................................................................................           142,134
Distribution fee payable....................................................................................            72,385
Management fee payable......................................................................................            61,631
                                                                                                                  -------------
   Total liabilities........................................................................................         1,495,159
                                                                                                                  -------------
NET ASSETS..................................................................................................      $185,535,409
                                                                                                                  =============
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    164,620
   Paid-in capital in excess of par.........................................................................       196,052,013
                                                                                                                  -------------
                                                                                                                   196,216,633
   Accumulated net realized loss on investments.............................................................        (9,127,031)
   Net unrealized depreciation on investments...............................................................        (1,554,193)
                                                                                                                  -------------
Net assets at June 30, 1996.................................................................................      $185,535,409
                                                                                                                  =============
Class A:
   Net asset value and redemption price per share
      ($80,731,093 / 7,161,376 shares of common stock issued and outstanding)...............................            $11.27
   Maximum sales charge (3.25% of offering price)...........................................................               .38
                                                                                                                        ------
   Maximum offering price to public.........................................................................            $11.65
                                                                                                                        ======
Class B:
   Net asset value, offering price and redemption price per share
      ($103,565,873 / 9,190,694 shares of common stock issued and outstanding)..............................            $11.27
                                                                                                                        ======
Class C:
   Net asset value, offering price and redemption price per share
      ($1,238,443 / 109,903 shares of common stock issued and outstanding)..................................            $11.27
                                                                                                                        ======
------------------------------------------------------------------------------------------------------------------------------

6                                             See Notes to Financial Statements.

PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
---------------------------------------------------------------
---------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED
NET INVESTMENT INCOME                             JUNE 30, 1996
                                                  -------------

Income
   Interest....................................    $  7,189,906
                                                  -------------
Expenses
   Distribution fee--Class A...................          42,217
   Distribution fee--Class B...................         419,036
   Distribution fee--Class C...................           4,399
   Management fee..............................         394,699
   Transfer agent's fees and expenses..........         142,000
   Reports to shareholders.....................          82,000
   Registration fees...........................          42,000
   Custodian's fees and expenses...............          38,000
   Audit fee...................................          19,000
   Legal fees..................................          15,000
   Directors' fees.............................          15,000
   Miscellaneous...............................           4,991
                                                  -------------
      Total expenses...........................       1,218,342
                                                  -------------
Net investment income..........................       5,971,564
                                                  -------------
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Net realized loss on investment transactions...      (2,158,940)
Net change in unrealized appreciation of
   investments.................................      (4,169,420)
                                                  -------------
Net loss on investments........................      (6,328,360)
                                                  -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS......................    $   (356,796)
                                                  -------------
                                                  -------------


PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
---------------------------------------------------------------
---------------------------------------------------------------

                                     SIX MONTHS       YEAR ENDED
INCREASE (DECREASE)                     ENDED        DECEMBER 31,
IN NET ASSETS                       JUNE 30, 1996        1995
                                    -------------    ------------
Operations
   Net investment income..........  $   5,971,564    $ 13,324,650
   Net realized gain (loss) on
      investment transactions.....     (2,158,940)      1,914,240
   Net change in unrealized
      appreciation on
      investments.................     (4,169,420)     10,735,269
                                    -------------    ------------
   Net increase (decrease) in net
      assets resulting from
      operations..................       (356,796)     25,974,159
                                    -------------    ------------
Dividends (Note 1)
   Dividends to shareholders from
      net investment income
      Class A.....................     (2,712,382)     (5,877,430)
      Class B.....................     (3,225,156)     (7,407,642)
      Class C.....................        (34,026)        (39,578)
                                    -------------    ------------
                                       (5,971,564)    (13,324,650)
                                    -------------    ------------
Fund share transactions
   (Net of share conversions) (Note 6)
   Net proceeds from shares
      subscribed..................     17,011,601      30,676,035
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions ..........      3,789,229       8,591,299
   Cost of shares reacquired......    (39,157,613)    (64,005,192)
                                    -------------    ------------
   Net decrease in net assets from
      Fund share transactions.....    (18,356,783)    (24,737,858)
                                    -------------    ------------
Total decrease....................    (24,685,143)    (12,088,349)
NET ASSETS
Beginning of period...............    210,220,552     222,308,901
                                    -------------    ------------
End of period.....................  $ 185,535,409    $210,220,552
                                    =============    ============

-----------------------------------------------------------------
See Notes to Financial Statements.                              7

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Prudential Structured Maturity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Income Portfolio (the "Portfolio") and the Municipal Income Portfolio. The Municipal Income
Portfolio has not yet begun operations. The Fund was incorporated in Maryland on June 8, 1988 and had no operations until July 1989 when 8,613 shares of the Portfolio's common stock were sold for $100,000 to Prudential Mutual Fund Management, Inc. ("PMF"). Investment operations commenced on September 1,
1989. The Portfolio's investment objective is high current income consistent with the preservation of principal. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities Valuation: The Board of Directors has authorized the use of an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements, the Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.


PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Portfolio's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Portfolio declares daily and pays monthly dividends from net investment income. Distributions from net capital gains, if any, are made at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Fund had a distribution agreement with Prudential Mutual Fund Distributors, Inc. ("PMFD"), which acted as the distributor of the Class A shares of the
Fund through January 1, 1996. Effective January 2, 1996, Prudential Securities Incorporated (PSI) became the distributor of the
--------------------------------------------------------------------------------
8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A shares of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PMFD. PSI is also distributor of the Class B and Class C shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the "Class A, B and C Plans"), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for the six months ended June 30, 1996 for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively for the six months ended June 30, 1996.

PSI has advised the Portfolio that it has received approximately $49,000 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1996. From these fees, PSI paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons.

PSI advised the Portfolio that for the six months ended June 30, 1996, it received approximately $106,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.

--------------------------------------------------------------------------------
NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services, Inc. ("PMFS"), a wholly-owned subsidiary of PMF, serves as the Portfolio's transfer agent. During the six months ended June 30, 1996, the Portfolio incurred fees of approximately $125,000 for the services of PMFS. As of June 30, 1996, approximately $21,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates.

--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1996 were $148,973,997 and $170,423,210, respectively.


PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The federal income tax basis of the Portfolio's investments at June 30, 1996 was $184,362,357 and accordingly, net unrealized depreciation for federal income tax purposes was $1,558,412 (gross unrealized appreciation--$780,898; gross unrealized depreciation--$2,339,310).

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 1995 of approximately $7,180,600 which expires in 2002. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

--------------------------------------------------------------------------------
NOTE 5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1996, the Portfolio had a 0.41% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represented $4,576,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:

Bear, Stearns & Co., 5.40%, in the principal amount of $369,000,000, repurchase price $369,055,350, due 7/1/96. The value of the collateral including accrued interest was $377,194,429.

Goldman, Sachs & Co. Inc., 5.47%, in the principal amount of $369,000,000, repurchase price $369,056,068, due 7/1/96. The value of the collateral including accrued interest was $376,380,556.

Smith Barney, Inc., 5.50%, in the principal amount of $369,000,000, repurchase price $369,056,375, due 7/1/96. The value of the collateral including accrued interest was $376,380,118.

--------------------------------------------------------------------------------
NOTE 6. CAPITAL

The Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sale charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is
--------------------------------------------------------------------------------
                                                                               9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

also available for shareholders who qualified to purchase Class A shares at net asset value.

There are 250 million authorized shares of $.01 par value common stock, divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 83,333,333 1/3 authorized shares. Transactions in shares of common stock were as follows:

Class A                                   Shares        Amount
-------                                 ----------   ------------
Six months ended June 30, 1996:
Shares sold...........................     808,744   $  9,315,552
Shares issued in reinvestment of
  dividends...........................     148,440      1,689,579
Shares reacquired.....................  (1,582,835)   (18,131,687)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................    (625,651)    (7,126,556)
Shares issued upon conversion from
  Class B.............................     138,698      1,564,028
                                        ----------   ------------
Net decrease in shares outstanding....    (486,953)  $ (5,562,528)
                                        ==========   ============
Year ended December 31, 1995:
Shares sold...........................     812,745   $  9,281,283
Shares issued in reinvestment of
  dividends...........................     325,730      3,698,766
Shares reacquired.....................  (2,387,143)   (26,982,383)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................  (1,248,668)   (14,002,334)
Shares issued upon conversion from
  Class B.............................     540,088      6,039,105
                                        ----------   ------------
Net decrease in shares outstanding....    (708,580)  $ (7,963,229)
                                        ==========   ============


PRUDENTIAL STRUCTURED MATURITY FUND
INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B                                   Shares        Amount
-------                                 ----------   ------------
Six months ended June 30, 1996:
Shares sold...........................     630,177   $  7,198,442
Shares issued in reinvestment of
  dividends...........................     182,085      2,072,963
Shares reacquired.....................  (1,817,296)   (20,728,989)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................  (1,005,034)   (11,457,584)
Shares reacquired upon conversion into
  Class A.............................    (138,698)    (1,564,028)
                                        ----------   ------------
Net decrease in shares outstanding....  (1,143,732)  $(13,021,612)
                                        ==========   ============
Year ended December 31, 1995:
Shares sold...........................   1,817,442   $ 20,499,580
Shares issued in reinvestment of
  dividends...........................     428,576      4,863,912
Shares reacquired.....................  (3,249,167)   (36,739,116)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................  (1,003,149)   (11,375,624)
Shares reacquired upon conversion into
  Class A.............................    (540,088)    (6,039,105)
                                        ----------   ------------
Net decrease in shares outstanding....  (1,543,237)  $(17,414,729)
                                        ==========   ============
Class C
-------
Six months ended June 30, 1996:
Shares sold...........................      43,496   $    497,607
Shares issued in reinvestment of
  dividends...........................       2,347         26,687
Shares reacquired.....................     (26,261)      (296,937)
                                        ----------   ------------
Net increase in shares outstanding....      19,582   $    227,357
                                        ==========   ============
Year ended December 31, 1995:
Shares sold...........................      78,793   $    895,172
Shares issued in reinvestment of
  dividends...........................       2,515         28,621
Shares reacquired.....................     (24,796)      (283,693)
                                        ----------   ------------
Net increase in shares outstanding....      56,512   $    640,100
                                        ==========   ============

These financial statements are unaudited and reflect all adjustments (consisting only of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the results for the interim period presented.
--------------------------------------------------------------------------------
10

                                             PRUDENTIAL STRUCTURED MATURITY FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)             INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      Class A
                                     --------------------------------------------------------------------------
                                     Six Months
                                       Ended                          Year ended December 31,
                                      June 30,      -----------------------------------------------------------
                                        1996         1995         1994         1993         1992         1991
                                     ----------     -------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................     $  11.63      $ 10.97     $  11.78     $  11.79     $  12.13     $  11.67
                                      ---------     -------     --------     --------     --------     --------
Income from investment
operations:
Net investment income............          .36          .73          .65          .71          .86(c)       .93(c)
Net realized and unrealized gain
   (loss) on investment
   transactions..................         (.36)         .66         (.80)         .12         (.08)         .56
                                      ---------     -------     --------     --------     --------     --------
   Total from investment
      operations.................       --             1.39         (.15)         .83          .78         1.49
                                      ---------     -------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment
   income........................         (.36)        (.73)        (.65)        (.71)        (.86)        (.93)
Distributions in excess of net
   investment income.............       --            --            (.01)       --           --           --
Distributions from net realized
   gains.........................       --            --           --            (.13)        (.26)        (.10)
                                      ---------     -------     --------     --------     --------     --------
   Total distributions...........         (.36)        (.73)        (.66)        (.84)       (1.12)       (1.03)
                                      ---------     -------     --------     --------     --------     --------
Net asset value, end of period...     $  11.27      $ 11.63     $  10.97     $  11.78     $  11.79     $  12.13
                                      =========     =======     ========     ========     ========     ========
TOTAL RETURN(a):.................        (0.07)%      13.12%       (1.16)%       7.19%        6.67%       13.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................     $ 80,731      $88,982     $ 91,680     $119,449     $109,828     $109,997
Average net assets (000).........     $ 84,898      $89,500     $106,737     $114,728     $107,937     $113,010
Ratios to average net assets:
   Expenses, including
      distribution fees..........          .86%(b)      .82%         .94%         .80%         .70%(c)      .37(c)
   Expenses, excluding
      distribution fees..........          .76%(b)      .72%         .84%         .70%         .60%(c)      .27(c)
   Net investment income.........         6.42%(b)     6.57%        5.88%        5.92%        7.15%(c)     7.89(c)
For Class A, B and C shares:
   Portfolio turnover............           77%         160%         123%         137%          91%         117%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Net of expense subsidy and/or fee waiver.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                            11

                                             PRUDENTIAL STRUCTURED MATURITY FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)             INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      CLASS B
                                         ------------------------------------------------------------------
                                                                                               DECEMBER 9,
                                         SIX MONTHS                                              1992(C)
                                           ENDED             YEAR ENDED DECEMBER 31,             THROUGH
                                          JUNE 30,      ----------------------------------     DECEMBER 31,
                                            1996          1995         1994         1993           1992
                                         ----------     --------     --------     --------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $  11.63      $  10.97     $  11.78     $  11.79       $  11.79
                                          ---------     --------     --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................          .33           .66          .58          .62            .04
Net realized and unrealized gain
   (loss) on investment
   transactions......................         (.36)          .66         (.80)         .12         --
                                          ---------     --------     --------     --------       --------
   Total from investment
      operations.....................         (.03)         1.32         (.22)         .74            .04
                                          ---------     --------     --------     --------       --------
LESS DISTRIBUTIONS:
Dividends from net investment
   income............................         (.33)         (.66)        (.58)        (.62)          (.04)
Distributions in excess of net
   investment income.................       --             --            (.01)       --            --
Distributions from net realized
   gains.............................       --             --           --            (.13)        --
                                          ---------     --------     --------     --------       --------
   Total distributions...............         (.33)         (.66)        (.59)        (.75)          (.04)
                                          ---------     --------     --------     --------       --------
Net asset value, end of period.......     $  11.27      $  11.63     $  10.97     $  11.78       $  11.79
                                          =========     ========     ========     ========       ========
TOTAL RETURN(a):.....................        (0.38)%       12.40%       (1.83)%       6.38%           .32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $103,566      $120,188     $130,258     $123,306        $11,981
Average net assets (000).............     $112,357      $125,230     $134,985      $69,314         $5,474
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.51%(b)      1.47%        1.66%        1.55%          1.67%(b)
   Expenses, excluding distribution
      fees...........................          .76%(b)       .72%         .84%         .70%           .82%(b)
   Net investment income.............         5.77%(b)      5.92%        5.17%        5.08%          6.31%(b)

                                                        CLASS C
                                        -----------------------------------------
                                          SIX                         AUGUST 1,
                                         MONTHS         YEAR           1994(D)
                                         ENDED         ENDED           THROUGH
                                        JUNE 30,    DECEMBER 31,     DECEMBER 31,
                                          1996          1995             1994
                                        --------    ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................   $ 11.63       $  10.97         $  11.30
                                        --------      -----------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................       .33            .66              .23
Net realized and unrealized gain
   (loss) on investment
   transactions......................      (.36)           .66             (.32)
                                        --------      -----------      ---------
   Total from investment
      operations.....................      (.03)          1.32             (.09)
                                        --------      -----------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment
   income............................      (.33)          (.66)            (.23)
Distributions in excess of net
   investment income.................     --            --                 (.01)
Distributions from net realized
   gains.............................     --            --               --
                                        --------      -----------      ---------
   Total distributions...............      (.33)          (.66)            (.24)
                                        --------      -----------      ---------
Net asset value, end of period.......   $ 11.27       $  11.63         $  10.97
                                        ========      ===========      =========
TOTAL RETURN(a):.....................     (0.38)%        12.40%           (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $1,238         $1,050             $371
Average net assets (000).............    $1,180           $667             $192
Ratios to average net assets:
   Expenses, including distribution
      fees...........................      1.51%(b)       1.47%            1.90%(b)
   Expenses, excluding distribution
      fees...........................       .76%(b)        .72%            1.15%(b)
   Net investment income.............      5.77%(b)        5.92%            5.30%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class B shares.
(d) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
12                                            See Notes to Financial Statements.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

   (A)FINANCIAL STATEMENTS:

    (1) Financial Statements for the Income Portfolio included in the Prospectus constituting Part A of this Registration Statement:

   Financial Highlights

    (2) Financial Statements for the Income Portfolio included in the Statement of Additional Information constituting Part B of this Registration Statement:

      Portfolio of Investments at December 31, 1995 (audited) and June 30, 1996 (unaudited)

      Statement of Assets and Liabilities at December 31, 1995 (audited) and June 30, 1996 (unaudited)

      Statement of Operations for the Year ended December 31, 1995 (audited) and June 30, 1996 (unaudited)

      Statement of Changes in Net Assets for the Years Ended December 31, 1995 and 1994 (audited) and for the six months ended June 30, 1996 (unaudited)

      Financial Highlights

      Notes to Financial Statements

      Independent Auditors' Report

   (B)EXHIBITS:

    1. (a) Articles of Restatement of the Registrant, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

      (b) Articles Supplementary.*

    2. By-Laws of the Registrant, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

    3. Not Applicable.

    4. (a) Specimen certificate for shares of common stock, $.01 par value per share, of the Registrant, incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on July 24, 1989 (File No. 33-22363).

      (b) Specimen certificate for Class B shares of common stock filed October 5, 1992, incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on October 5, 1992 (File No. 33-22363).

      (c) Specimen certificate for Class A shares of common stock, $.01 par value per share, of the Registrant, for the Municipal Income Portfolio, incorporated by reference to Exhibit No. 4(c) to Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on July 16, 1993 (File No. 33-22363).

      (d) Specimen certificate for Class B shares of common stock, $.01 par value per share, of the Registrant, for the Municipal Income Portfolio, incorporated by reference to Exhibit No. 4(d) to Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on July 16, 1993 (File No. 33-22363).

      (e) Instruments defining rights of shareholders, incorporated by reference to Exhibit No. 4(e) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1994 (File No. 33-22363).

    5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on January 25, 1990 (File No. 33-22363).

      (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on January 25, 1990 (File No. 33-22363).

     6. Restated Distribution Agreement.*

     7. Not Applicable.

     8. Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on April 30, 1991 (File No. 33-22363).

     9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on January 25, 1990 (File No. 33-22363).

    10. (a) Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on July 24, 1989 (File No. 33-22363).

    11. Consent of Independent Auditors.*

    12. Not Applicable.

    13. Purchase Agreement, incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on July 24, 1989 (File No. 33-22363).

    14. Not Applicable.

    15. (a) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Shares) (Municipal Income Portfolio), incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on May 12, 1994 (File No. 33-22363).

      (b) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class B Shares) (Municipal Income Portfolio), incorporated by reference to Exhibit No. 15(e) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on May 12, 1994 (File No. 33-22363).

      (c) Distribution and Service Plan for Class A shares (Income Portfolio), incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

      (d) Distribution and Service Plan for Class B shares (Income Portfolio), incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

      (e) Form of Distribution and Service Plan for Class C shares (Municipal Income Portfolio), incorporated by reference to Exhibit No. 15(h) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on May 12, 1994 (File No. 33-22363).

      (f) Distribution and Service Plan for Class C shares (Income Portfolio), incorporated by reference to Exhibit No. 15(f) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

    16. (a) Schedule of Computation of Performance Quotations relating to Average Annual Total Return, incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on January 25, 1990 (File No. 33-22363).

      (b) Schedule of Computation of Performance Quotations relating to Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit No. 16(b) to Post-Effective No. 8 to Registration Statement on Form N-1A filed on September 14, 1993 (File No. 33-22363).

    17. Financial Data Schedules.*

    18. Rule 18f-3 Plan.*

Other Exhibits
 Copies of Powers of Attorney for:

  Delayne Dedrick Gold
  Harry A. Jacobs, Jr.


  Executed copies filed under Other Exhibits to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on July 24, 1989 (File No. 33-22363).
------------
* Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of December 2, 1996, there were 6,880, 7,501 and 322 record holders of Class A, Class B and Class C shares of common stock, $.01 par value per share, of the Income Portfolio. As of December 2, 1996, the Municipal Income Portfolio did not have any record holders of shares of common stock.

ITEM 27. INDEMNIFICATION.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

  Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management LLC (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  (a) Prudential Mutual Fund Management LLC

  See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.

NAME AND ADDRESS  POSITION WITH PMF                  PRINCIPAL OCCUPATIONS
----------------  ------------------                 ---------------------
Brian M. Storms   President and      President and Chief Executive Officer, PMF
                  Chief Executive
                  Officer

  (b) The Prudential Investment Corporation (PIC)

  See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07101.

NAME AND ADDRESS      POSITION WITH PIC                  PRINCIPAL OCCUPATIONS
----------------      ------------------                 ---------------------
E. Michael Caulfield  Chairman of the    Chief Executive Officer, Prudential Investments of
                      Board, President,   Prudential; Chairman of the Board, President, Chief
                      Chief Executive     Executive Officer and Director, PIC
                      Officer and
                      Director
Jonathan M. Greene    Senior Vice        President--Investment Management, Prudential
                      President and       Investments of Prudential; Senior Vice President and
                      Director            Director, PIC
John R. Strangfeld    Vice President and President of Private Asset Management Group of
                      Director            Prudential; Vice President and Director, PlC

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) Prudential Securities Incorporated

  Prudential Securities is distributor for The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:

                      Corporate Investment Trust Fund
                      Prudential Equity Trust Shares
                      National Equity Trust
                      Prudential Unit Trusts
                      Government Securities Equity Trust
                      National Municipal Trust

  (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below:

                            POSITIONS AND                         POSITIONS AND
                            OFFICES WITH                          OFFICES WITH
NAME(/1/)                   UNDERWRITER                           REGISTRANT
---------                   -------------                         -------------
Robert Golden.............. Executive Vice President and Director     None
 One New York Plaza,
 New York, NY 10292
Alan D. Hogan.............. Executive Vice President, Chief           None
                             Administrative Officer and Director
George A. Murray........... Executive Vice President and Director     None
Leland B. Paton............ Executive Vice President and Director     None
 One New York Plaza,
 New York, NY 10292
Martin Pfinsgraff.......... Executive Vice President, Chief           None
                             Financial Officer and Director
Vincent T. Pica II......... Executive Vice President and Director     None
 One New York Plaza,
 New York, NY 10292
Hardwick Simmons........... Chief Executive Officer, President        None
                             and Director
Lee B. Spencer, Jr. ....... Executive Vice President, Secretary,      None
                             General Counsel and Director

-----------
(/1/)The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171; The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102; the Registrant, Gateway Center Three, Newark, New Jersey 07102; and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two Gateway
Center, Newark, New Jersey 07102, documents required by Rules 31a-1(b)(4) and
(11) and 31a-1(d) at Gateway Center Three and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

  Other than as set forth under the captions "How the Fund is Managed-- Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

  The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of December, 1996.

                              PRUDENTIAL STRUCTURED MATURITY FUND, INC.

                                    /s/ Richard A. Redeker
                              ----------------------------------
                                Richard A. Redeker, President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                          TITLE                        DATE
          ---------                          -----                        ----
     /s/ Eugene S. Stark           Treasurer and Principal         December  9, 1996
------------------------------      Financial and Accounting
       Eugene S. Stark              Officer

   /s/ Edward D. Beach             Director                        December  9, 1996
------------------------------
     Edward D. Beach

  /s/ Eugene C. Dorsey             Director                        December  9, 1996
------------------------------
    Eugene C. Dorsey

/s/ Delayne Dedrick Gold           Director                        December  9, 1996
------------------------------
  Delayne Dedrick Gold

   /s/ Robert F. Gunia             Director                        December  9, 1996
------------------------------
     Robert F. Gunia

   /s/ Harry A. Jacobs, Jr.        Director                        December  9, 1996
------------------------------
     Harry A. Jacobs, Jr.

                                   Director                        December  9, 1996
  /s/ Donald D. Lennox
------------------------------
    Donald D. Lennox

  /s/ Mendel A. Melzer             Director                        December  9, 1996
------------------------------
    Mendel A. Melzer

  /s/ Thomas T. Mooney             Director                        December  9, 1996
------------------------------
    Thomas T. Mooney

   /s/ Thomas O'Brien              Director                        December  9, 1996
------------------------------
     Thomas O'Brien

    /s/ Richard A. Redeker         President and Director          December  9, 1996
------------------------------
      Richard A. Redeker

  /s/ Nancy H. Teeters             Director                        December  9, 1996
------------------------------
    Nancy H. Teeters

 /s/ Louis A. Weil, III            Director                        December  9, 1996
------------------------------
   Louis A. Weil, III

                                      C-6